COMMON SHARES - Options (Details)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Number of Options (thousands)
Outstanding at the beginning of the period (in shares)	12,404,000
Granted (in shares)	2,004,000
Exercised (in shares)	(5,138,000)
Options forfeited/expired (in shares)	(176,000)
Outstanding at the end of the period (in shares)	9,094,000
Options Exercisable (in shares)	5,110,000
Weighted Average Exercise Prices
Outstanding at the beginning of the period (in Canadian dollars per share) | $ / shares	$ 52.83
Granted (in Canadian dollars per share) | $ / shares	56.90
Exercised (in Canadian dollars per share) | $ / shares	49.08
Options forfeited/expired (in Canadian dollars per share) | $ / shares	56.69
Outstanding at the end of the period (in Canadian dollars per share) | $ / shares	55.77
Options Exercisable at December 31, 2017 (in Canadian dollars per share) | $ / shares	$ 54.28
Weighted Average Remaining Contractual Life (years)
Options Outstanding	4 years 1 month 6 days
Options Exercisable	3 years
Number of shares available for grant (in shares)	7,962,761
Options expiration term	7 years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Vesting in year one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%
Vesting in year two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.33%
Vesting in year three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights percentage	33.34%